Investment in associate - Schedule of Net Results of SCL Comprised (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Net (loss) profit SCL	$ 5,138,631	$ 4,731,081	$ 3,353,559
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Net (loss) profit SCL	$ (6,411)	$ 19,330	$ (79,401)
Percentage of stake by the company	14.77%	14.77%	14.77%
Share of (loss) profit of associate	$ (947)	$ 2,855	$ (11,728)